4. LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consumer-Mobile Homes	$ 37,030	$ 38,285
Consumer-Other Loans	41,110	40,227
Total	78,140	78,512
Performing
Consumer-Mobile Homes	36,606	37,906
Consumer-Other Loans	40,680	40,108
Total	77,286	78,014
Nonperforming
Consumer-Mobile Homes	424	379
Consumer-Other Loans	430	119
Total	$ 854	$ 498